FINANCIAL INSTRUMENTS - Categories of financial assets and financial liabilities (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS
Assets	$ 56,134	$ 68,958
Liabilities	336,289	381,555
Net gain/(loss)
Financial assets at amortized cost	6,331	14,038
Financial liabilities at amortized cost	26,277	(45,461)
Financial assets at fair value through profit or loss	707	530
Financial liabilities at amortized cost through profit or loss	(2,823)
Financial liabilities at fair value through profit or loss		(2,243)
Total	30,492	(33,136)
Of which interest
Financial assets at amortized cost	1,323	1,971
Financial liabilities at amortized cost	(22,134)	(27,556)
Financial assets at fair value through profit or loss	94	586
Total	(20,717)	(24,999)
Amortized costs
FINANCIAL INSTRUMENTS
Liabilities	336,104	380,759
Fair value accounted through profit or loss
FINANCIAL INSTRUMENTS
Liabilities	88	257
Fair value accounted through other comprehensive income
FINANCIAL INSTRUMENTS
Liabilities	97	539
Amortized cost
FINANCIAL INSTRUMENTS
Assets	40,327	43,549
Fair value accounted through profits or loss
FINANCIAL INSTRUMENTS
Assets	15,807	25,409
Trade payables
FINANCIAL INSTRUMENTS
Liabilities	50,327	63,103
Trade payables | Amortized costs
FINANCIAL INSTRUMENTS
Liabilities	50,327	63,103
Financial debt
FINANCIAL INSTRUMENTS
Liabilities	266,921	302,185
Financial debt | Amortized costs
FINANCIAL INSTRUMENTS
Liabilities	266,736	301,389
Financial debt | Fair value accounted through profit or loss
FINANCIAL INSTRUMENTS
Liabilities	88	257
Financial debt | Fair value accounted through other comprehensive income
FINANCIAL INSTRUMENTS
Liabilities	97	539
Leases liabilities
FINANCIAL INSTRUMENTS
Liabilities	18,916	15,550
Leases liabilities | Amortized costs
FINANCIAL INSTRUMENTS
Liabilities	18,916	15,550
Other liabilities
FINANCIAL INSTRUMENTS
Liabilities	125	717
Other liabilities | Amortized costs
FINANCIAL INSTRUMENTS
Liabilities	125	717
Cash and cash equivalent
FINANCIAL INSTRUMENTS
Assets	19,849	27,965
Cash and cash equivalent | Amortized cost
FINANCIAL INSTRUMENTS
Assets	16,743	12,364
Cash and cash equivalent | Fair value accounted through profits or loss
FINANCIAL INSTRUMENTS
Assets	3,106	15,601
Investments
FINANCIAL INSTRUMENTS
Assets	10,786	7,992
Investments | Amortized cost
FINANCIAL INSTRUMENTS
Assets		258
Investments | Fair value accounted through profits or loss
FINANCIAL INSTRUMENTS
Assets	10,786	7,734
Trade receivables
FINANCIAL INSTRUMENTS
Assets	22,626	28,701
Trade receivables | Amortized cost
FINANCIAL INSTRUMENTS
Assets	22,626	28,701
Other receivables
FINANCIAL INSTRUMENTS
Assets	2,873	4,300
Other receivables | Amortized cost
FINANCIAL INSTRUMENTS
Assets	958	2,226
Other receivables | Fair value accounted through profits or loss
FINANCIAL INSTRUMENTS
Assets	$ 1,915	$ 2,074